UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21681
Guggenheim Enhanced Equity Income Fund
(Exact name of registrant as specified in charter)
227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee 227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 827-0100

Date of fiscal year end: December 31
Date of reporting period: March 29, 2018

Item 1.    Schedule of Investments.
Attached hereto.

Guggenheim Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 98.2%
Consumer, Non-cyclical - 20.6%
Allergan plc[1]	5,301	$892,105
Centene Corp.*,1	8,121	867,891
Estee Lauder Companies, Inc. — Class A1	5,748	860,591
Hormel Foods Corp.[1]	24,695	847,532
Ecolab, Inc.[1]	6,179	846,956
Clorox Co.[1]	6,337	843,518
Regeneron Pharmaceuticals, Inc.*,1	2,440	840,238
Colgate-Palmolive Co.[1]	11,703	838,871
Dr Pepper Snapple Group, Inc.[1]	7,068	836,710
Archer-Daniels-Midland Co.[1]	19,254	835,046
Edwards Lifesciences Corp.*,1	5,984	834,888
Church & Dwight Company, Inc.[1]	16,479	829,883
Kroger Co.[1]	34,622	828,851
Campbell Soup Co.[1]	19,117	827,957
Constellation Brands, Inc. — Class A1	3,619	824,843
Brown-Forman Corp. — Class B1	15,144	823,834
Zoetis, Inc.[1]	9,864	823,743
ResMed, Inc.[1]	8,364	823,603
Merck & Company, Inc.[1]	15,120	823,586
Procter & Gamble Co.[1]	10,383	823,164
Humana, Inc.[1]	3,059	822,351
Hershey Co.[1]	8,307	822,061
Monster Beverage Corp.*,1	14,359	821,478
Kimberly-Clark Corp.[1]	7,447	820,138
IHS Markit Ltd.*	16,993	819,742
Verisk Analytics, Inc. — Class A*,1	7,877	819,208
Henry Schein, Inc.*,1	12,183	818,819
Perrigo Company plc[1]	9,814	817,899
Nektar Therapeutics*,1	7,695	817,671
S&P Global, Inc.[1]	4,276	816,973
Sysco Corp.[1]	13,605	815,756
Eli Lilly & Co.[1]	10,472	810,218
PepsiCo, Inc.[1]	7,408	808,583
Varian Medical Systems, Inc.*,1	6,588	808,018
Conagra Brands, Inc.[1]	21,905	807,857
Coca-Cola Co.[1]	18,601	807,841
Mylan N.V.*,1	19,612	807,426
Cigna Corp.[1]	4,809	806,662
Stryker Corp.[1]	5,010	806,209
Tyson Foods, Inc. — Class A1	11,014	806,115
Pfizer, Inc.[1]	22,673	804,665
Medtronic plc[1]	10,026	804,286
Celgene Corp.*,1	9,007	803,514
McCormick & Company, Inc.[1]	7,542	802,393
Becton Dickinson and Co.[1]	3,687	798,973
Johnson & Johnson[1]	6,231	798,503
Gartner, Inc.*,1	6,788	798,405
Boston Scientific Corp.*,1	29,212	798,072
Biogen, Inc.*,1	2,914	797,912
Cintas Corp.[1]	4,676	797,632
Robert Half International, Inc.[1]	13,778	797,608
Automatic Data Processing, Inc.[1]	7,016	796,176
JM Smucker Co.[1]	6,417	795,772
Quanta Services, Inc.*,1	23,164	795,683

	Shares	Value
COMMON STOCKS† - 98.2% (continued)
Consumer, Non-cyclical - 20.6% (continued)
Western Union Co.[1]	41,334	$794,853
Aetna, Inc.[1]	4,700	794,300
Nielsen Holdings plc[1]	24,954	793,288
Global Payments, Inc.[1]	7,112	793,130
Total System Services, Inc.[1]	9,187	792,471
Altria Group, Inc.[1]	12,699	791,402
UnitedHealth Group, Inc.[1]	3,698	791,372
Moody’s Corp.[1]	4,903	790,854
Thermo Fisher Scientific, Inc.[1]	3,826	789,916
Illumina, Inc.*,1	3,333	787,988
Hologic, Inc.*,1	21,069	787,138
Baxter International, Inc.[1]	12,102	787,114
Danaher Corp.[1]	8,036	786,805
Anthem, Inc.[1]	3,581	786,746
Coty, Inc. — Class A1	42,974	786,424
Equifax, Inc.[1]	6,674	786,264
Mondelez International, Inc. — Class A1	18,832	785,859
Abbott Laboratories[1]	13,108	785,431
IDEXX Laboratories, Inc.*,1	4,103	785,273
PayPal Holdings, Inc.*,1	10,330	783,737
Quest Diagnostics, Inc.[1]	7,792	781,537
Intuitive Surgical, Inc.*,1	1,893	781,487
Universal Health Services, Inc. — Class B1	6,582	779,375
Gilead Sciences, Inc.[1]	10,328	778,628
HCA Healthcare, Inc.[1]	8,024	778,328
Bristol-Myers Squibb Co.[1]	12,275	776,394
IQVIA Holdings, Inc.*,1	7,895	774,578
Molson Coors Brewing Co. — Class B1	10,281	774,468
Kraft Heinz Co.[1]	12,400	772,396
Kellogg Co.[1]	11,867	771,474
Vertex Pharmaceuticals, Inc.*,1	4,730	770,895
Align Technology, Inc.*,1	3,068	770,467
Laboratory Corporation of America Holdings*,1	4,743	767,180
Philip Morris International, Inc.[1]	7,698	765,181
H&R Block, Inc.[1]	30,108	765,044
United Rentals, Inc.*,1	4,402	760,357
Cooper Companies, Inc.[1]	3,316	758,734
DaVita, Inc.*,1	11,506	758,706
Avery Dennison Corp.[1]	7,105	754,906
McKesson Corp.[1]	5,351	753,795
Zimmer Biomet Holdings, Inc.[1]	6,898	752,158
CVS Health Corp.[1]	12,035	748,697
Envision Healthcare Corp.*,1	19,438	747,002
Amgen, Inc.[1]	4,362	743,634
Alexion Pharmaceuticals, Inc.*,1	6,633	739,314
Incyte Corp.*,1	8,847	737,221
Cardinal Health, Inc.[1]	11,716	734,359
General Mills, Inc.[1]	16,204	730,152
Dentsply Sirona, Inc.[1]	14,456	727,281
AmerisourceBergen Corp. — Class A1	8,421	725,974
Express Scripts Holding Co.*,1	10,324	713,182
AbbVie, Inc.[1]	6,989	661,509
Total Consumer, Non-cyclical		84,179,207
Financial - 20.0%
Equinix, Inc. REIT[1]	2,110	882,275
Equity Residential REIT[1]	14,009	863,235

Guggenheim Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 98.2% (continued)
Financial - 20.0% (continued)
Duke Realty Corp. REIT[1]	32,364	$856,999
HCP, Inc. REIT[1]	36,889	856,932
SBA Communications Corp. REIT*,1	5,007	855,796
Digital Realty Trust, Inc. REIT[1]	8,083	851,787
Mid-America Apartment Communities, Inc. REIT[1]	9,330	851,269
Apartment Investment & Management Co. — Class A REIT[1]	20,848	849,556
AvalonBay Communities, Inc. REIT[1]	5,165	849,436
Realty Income Corp. REIT[1]	16,389	847,803
Welltower, Inc. REIT[1]	15,566	847,257
Essex Property Trust, Inc. REIT[1]	3,510	844,787
American Tower Corp. — Class A REIT[1]	5,806	843,844
UDR, Inc. REIT[1]	23,658	842,698
Progressive Corp.[1]	13,810	841,443
Assurant, Inc.[1]	9,181	839,235
Weyerhaeuser Co. REIT[1]	23,916	837,060
Public Storage REIT[1]	4,169	835,426
Federal Realty Investment Trust REIT[1]	7,167	832,160
Regency Centers Corp. REIT[1]	14,106	831,972
Ventas, Inc. REIT[1]	16,778	831,014
Boston Properties, Inc. REIT[1]	6,744	830,996
Nasdaq, Inc.[1]	9,635	830,730
Kimco Realty Corp. REIT[1]	57,576	829,094
XL Group Ltd.[1]	14,975	827,518
CBRE Group, Inc. — Class A*,1	17,518	827,200
Alexandria Real Estate Equities, Inc. REIT[1]	6,618	826,522
Extra Space Storage, Inc. REIT[1]	9,453	825,814
Prologis, Inc. REIT[1]	13,090	824,539
Iron Mountain, Inc. REIT[1]	25,074	823,932
Crown Castle International Corp. REIT[1]	7,511	823,281
Allstate Corp.[1]	8,681	822,959
Vornado Realty Trust REIT[1]	12,223	822,608
Host Hotels & Resorts, Inc. REIT[1]	44,088	821,800
Simon Property Group, Inc. REIT[1]	5,324	821,759
Everest Re Group Ltd.	3,174	815,147
Travelers Companies, Inc.[1]	5,858	813,442
Invesco Ltd.[1]	25,388	812,670
SL Green Realty Corp. REIT[1]	8,370	810,467
GGP, Inc. REIT[1]	39,456	807,270
E*TRADE Financial Corp.*,1	14,565	807,047
Affiliated Managers Group, Inc.[1]	4,251	805,905
Principal Financial Group, Inc.[1]	13,223	805,413
Macerich Co. REIT[1]	14,369	804,951
Cincinnati Financial Corp.[1]	10,821	803,567
Torchmark Corp.[1]	9,545	803,403
American International Group, Inc.[1]	14,737	801,988
Marsh & McLennan Companies, Inc.[1]	9,709	801,866
Loews Corp.[1]	16,119	801,598
Visa, Inc. — Class A1	6,695	800,856

	Shares	Value
COMMON STOCKS† - 98.2% (continued)
Financial - 20.0% (continued)
MetLife, Inc.[1]	17,427	$799,725
Intercontinental Exchange, Inc.[1]	11,009	798,373
Mastercard, Inc. — Class A1	4,550	796,978
Aflac, Inc.[1]	18,187	795,863
Brighthouse Financial, Inc.*,1	15,479	795,621
Capital One Financial Corp.[1]	8,272	792,623
Chubb Ltd.[1]	5,789	791,762
Aon plc[1]	5,632	790,339
Navient Corp.[1]	60,152	789,194
Arthur J Gallagher & Co.[1]	11,478	788,883
CME Group, Inc. — Class A1	4,863	786,542
American Express Co.[1]	8,417	785,138
Prudential Financial, Inc.[1]	7,558	782,631
Comerica, Inc.[1]	8,157	782,501
BlackRock, Inc. — Class A1	1,444	782,244
Berkshire Hathaway, Inc. — Class B*,1	3,915	780,964
M&T Bank Corp.[1]	4,236	780,949
SunTrust Banks, Inc.[1]	11,444	778,650
JPMorgan Chase & Co.[1]	7,063	776,718
Northern Trust Corp.[1]	7,531	776,672
PNC Financial Services Group, Inc.[1]	5,132	776,164
Goldman Sachs Group, Inc.[1]	3,079	775,477
Unum Group[1]	16,286	775,376
BB&T Corp.[1]	14,880	774,355
Lincoln National Corp.[1]	10,592	773,851
Fifth Third Bancorp[1]	24,370	773,747
Leucadia National Corp.[1]	34,028	773,456
Willis Towers Watson plc[1]	5,079	772,973
People’s United Financial, Inc.[1]	41,375	772,057
Zions Bancorporation[1]	14,616	770,702
Regions Financial Corp.[1]	41,457	770,271
Morgan Stanley[1]	14,210	766,772
Ameriprise Financial, Inc.[1]	5,174	765,441
T. Rowe Price Group, Inc.[1]	7,089	765,399
Hartford Financial Services Group, Inc.[1]	14,853	765,227
Discover Financial Services[1]	10,631	764,688
Bank of America Corp.[1]	25,480	764,145
Cboe Global Markets, Inc.[1]	6,694	763,785
Huntington Bancshares, Inc.[1]	50,527	762,958
U.S. Bancorp[1]	15,081	761,590
State Street Corp.[1]	7,590	756,951
Citizens Financial Group, Inc.	18,022	756,564
Raymond James Financial, Inc.[1]	8,442	754,799
Charles Schwab Corp.[1]	14,449	754,527
Bank of New York Mellon Corp.[1]	14,567	750,637
Wells Fargo & Co.[1]	14,317	750,354
Synchrony Financial[1]	22,363	749,831
Alliance Data Systems Corp.[1]	3,485	741,817
Citigroup, Inc.[1]	10,954	739,395
SVB Financial Group*	3,079	738,991
KeyCorp[1]	37,639	735,842
Franklin Resources, Inc.[1]	20,605	714,581
Total Financial		81,531,419
Consumer, Cyclical - 14.0%
Dollar General Corp.[1]	9,589	897,051
Foot Locker, Inc.[1]	19,589	892,083
PVH Corp.[1]	5,827	882,383
Ralph Lauren Corp. — Class A1	7,877	880,649

Guggenheim Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 98.2% (continued)
Consumer, Cyclical - 14.0% (continued)
Kohl’s Corp.[1]	13,240	$867,352
Ford Motor Co.[1]	77,698	860,894
Macy’s, Inc.[1]	28,868	858,534
Yum! Brands, Inc.[1]	10,050	855,556
Dollar Tree, Inc.*,1	8,993	853,436
Ross Stores, Inc.[1]	10,826	844,211
Michael Kors Holdings Ltd.*,1	13,578	842,922
VF Corp.[1]	11,329	839,705
WW Grainger, Inc.[1]	2,973	839,189
Lowe’s Companies, Inc.[1]	9,552	838,188
Chipotle Mexican Grill, Inc. — Class A*,1	2,588	836,209
Walmart, Inc.[1]	9,397	836,051
Tapestry, Inc.[1]	15,883	835,605
Nike, Inc. — Class B1	12,574	835,416
DR Horton, Inc.[1]	19,034	834,451
Costco Wholesale Corp.[1]	4,421	833,049
Advance Auto Parts, Inc.[1]	7,014	831,510
McDonald’s Corp.[1]	5,302	829,127
CarMax, Inc.*,1	13,354	827,147
Ulta Beauty, Inc.*,1	4,048	826,885
Starbucks Corp.[1]	14,261	825,569
O’Reilly Automotive, Inc.*,1	3,328	823,281
TJX Companies, Inc.[1]	10,084	822,451
Lennar Corp. — Class A1	13,944	821,859
Target Corp.[1]	11,827	821,149
AutoZone, Inc.*,1	1,264	819,944
PulteGroup, Inc.[1]	27,753	818,436
Home Depot, Inc.[1]	4,577	815,804
Delta Air Lines, Inc.[1]	14,863	814,641
BorgWarner, Inc.[1]	16,169	812,169
Carnival Corp.[1]	12,356	810,307
United Continental Holdings, Inc.*,1	11,652	809,465
Genuine Parts Co.[1]	9,001	808,650
Nordstrom, Inc.[1]	16,677	807,334
Harley-Davidson, Inc.[1]	18,798	806,058
Hilton Worldwide Holdings, Inc.[1]	10,233	805,951
Wynn Resorts Ltd.[1]	4,414	804,937
Tractor Supply Co.[1]	12,759	804,072
General Motors Co.[1]	22,032	800,643
Tiffany & Co.[1]	8,193	800,128
Southwest Airlines Co.[1]	13,965	799,915
Wyndham Worldwide Corp.[1]	6,988	799,637
PACCAR, Inc.[1]	12,070	798,672
LKQ Corp.*,1	21,032	798,164
Alaska Air Group, Inc.[1]	12,866	797,177
Leggett & Platt, Inc.[1]	17,964	796,883
MGM Resorts International	22,661	793,588
Marriott International, Inc. — Class A1	5,818	791,132
Best Buy Company, Inc.[1]	11,293	790,397
Mohawk Industries, Inc.*,1	3,403	790,245
Gap, Inc.[1]	25,210	786,552
Fastenal Co.[1]	14,381	785,059
Whirlpool Corp.[1]	5,081	777,952
Newell Brands, Inc.[1]	30,516	777,548
Royal Caribbean Cruises Ltd.[1]	6,584	775,200
Walgreens Boots Alliance, Inc.[1]	11,809	773,135
Norwegian Cruise Line Holdings Ltd.*	14,588	772,726

	Shares	Value
COMMON STOCKS† - 98.2% (continued)
Consumer, Cyclical - 14.0% (continued)
American Airlines Group, Inc.[1]	14,869	$772,593
Goodyear Tire & Rubber Co.[1]	28,998	770,767
Hasbro, Inc.[1]	9,115	768,394
Aptiv plc[1]	9,035	767,704
Hanesbrands, Inc.[1]	41,664	767,451
L Brands, Inc.[1]	19,728	753,807
Darden Restaurants, Inc.[1]	8,793	749,603
Mattel, Inc.[1]	56,198	739,004
Under Armour, Inc. — Class A*,1	25,919	423,776
Under Armour, Inc. — Class C*,1	25,809	370,359
Total Consumer, Cyclical		56,917,891
Industrial - 13.5%
TransDigm Group, Inc.[1]	2,855	876,314
Harris Corp.[1]	5,286	852,526
CH Robinson Worldwide, Inc.[1]	9,087	851,543
Raytheon Co.[1]	3,881	837,597
Northrop Grumman Corp.[1]	2,384	832,302
Cummins, Inc.[1]	5,134	832,170
Lockheed Martin Corp.[1]	2,448	827,252
Martin Marietta Materials, Inc.[1]	3,986	826,298
L3 Technologies, Inc.[1]	3,962	824,096
Roper Technologies, Inc.[1]	2,925	821,018
Kansas City Southern[1]	7,467	820,250
Union Pacific Corp.[1]	6,073	816,393
Rockwell Collins, Inc.[1]	6,049	815,708
Allegion plc[1]	9,560	815,372
Fluor Corp.[1]	14,246	815,156
Expeditors International of Washington, Inc.[1]	12,877	815,114
Textron, Inc.[1]	13,803	813,963
Huntington Ingalls Industries, Inc.[1]	3,157	813,748
Jacobs Engineering Group, Inc.[1]	13,712	811,065
FedEx Corp.[1]	3,374	810,131
FLIR Systems, Inc.[1]	16,176	808,962
Xylem, Inc.[1]	10,489	806,814
Garmin Ltd.[1]	13,669	805,514
Fortive Corp.[1]	10,386	805,123
Waste Management, Inc.[1]	9,560	804,187
AMETEK, Inc.[1]	10,581	803,839
J.B. Hunt Transport Services, Inc.[1]	6,845	801,892
Snap-on, Inc.[1]	5,435	801,880
Republic Services, Inc. — Class A1	12,100	801,383
Eaton Corporation plc[1]	10,027	801,258
CSX Corp.[1]	14,374	800,775
General Dynamics Corp.[1]	3,625	800,762
Sealed Air Corp.[1]	18,672	798,975
Stanley Black & Decker, Inc.[1]	5,211	798,325
WestRock Co.[1]	12,430	797,633
Dover Corp.[1]	8,119	797,448
AO Smith Corp.[1]	12,538	797,291
PerkinElmer, Inc.[1]	10,524	796,877
Ingersoll-Rand plc[1]	9,301	795,329
Masco Corp.[1]	19,625	793,635
Flowserve Corp.[1]	18,291	792,549
Ball Corp.[1]	19,940	791,818
Pentair plc[1]	11,608	790,853
United Parcel Service, Inc. — Class B1	7,553	790,497

Guggenheim Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 98.2% (continued)
Industrial - 13.5% (continued)
Emerson Electric Co.[1]	11,536	$787,909
TE Connectivity Ltd.[1]	7,883	787,512
Vulcan Materials Co.[1]	6,878	785,261
Agilent Technologies, Inc.[1]	11,721	784,135
Packaging Corporation of America	6,956	783,941
United Technologies Corp.[1]	6,218	782,349
Honeywell International, Inc.[1]	5,406	781,221
Waters Corp.*,1	3,919	778,509
Mettler-Toledo International, Inc.*,1	1,353	778,016
Norfolk Southern Corp.[1]	5,728	777,748
Amphenol Corp. — Class A1	9,019	776,807
Corning, Inc.[1]	27,855	776,597
Caterpillar, Inc.[1]	5,268	776,398
Fortune Brands Home & Security, Inc.[1]	13,125	772,931
Deere & Co.[1]	4,964	771,008
Boeing Co.[1]	2,351	770,846
Rockwell Automation, Inc.[1]	4,408	767,874
Illinois Tool Works, Inc.[1]	4,895	766,851
Parker-Hannifin Corp.[1]	4,468	764,162
Arconic, Inc.[1]	33,096	762,532
Johnson Controls International plc[1]	21,632	762,312
Acuity Brands, Inc.[1]	5,460	759,977
3M Co.[1]	3,454	758,222
Stericycle, Inc.*,1	12,892	754,569
General Electric Co.[1]	55,803	752,224
Total Industrial		55,031,546
Technology - 9.1%
CSRA, Inc.[1]	20,550	847,276
Intel Corp.[1]	15,974	831,926
Intuit, Inc.[1]	4,705	815,612
Adobe Systems, Inc.*,1	3,770	814,622
Seagate Technology plc[1]	13,851	810,561
Citrix Systems, Inc.*,1	8,729	810,051
International Business Machines Corp.[1]	5,233	802,899
Fiserv, Inc.*,1	11,249	802,166
Analog Devices, Inc.[1]	8,801	802,035
Xerox Corp.[1]	27,864	801,926
Red Hat, Inc.*,1	5,362	801,673
Fidelity National Information Services, Inc.[1]	8,273	796,690
Micron Technology, Inc.*,1	15,272	796,282
Accenture plc — Class A1	5,162	792,367
Cognizant Technology Solutions Corp. — Class A1	9,841	792,201
Xilinx, Inc.[1]	10,941	790,378
Microsoft Corp.[1]	8,635	788,116
NetApp, Inc.[1]	12,775	788,090
NVIDIA Corp.[1]	3,398	786,943
Electronic Arts, Inc.*,1	6,488	786,605
DXC Technology Co.[1]	7,812	785,340
IPG Photonics Corp.*,1	3,344	780,423
Akamai Technologies, Inc.*,1	10,959	777,870
Apple, Inc.[1]	4,632	777,157
Texas Instruments, Inc.[1]	7,475	776,578
Broadcom Ltd.[1]	3,285	774,110
Synopsys, Inc.*,1	9,291	773,383

	Shares	Value
COMMON STOCKS† - 98.2% (continued)
Technology - 9.1% (continued)
Western Digital Corp.[1]	8,375	$772,761
Cadence Design Systems, Inc.*	21,011	772,574
Paychex, Inc.[1]	12,533	771,907
Microchip Technology, Inc.[1]	8,424	769,617
Hewlett Packard Enterprise Co.[1]	43,513	763,218
ANSYS, Inc.*	4,870	763,080
CA, Inc.[1]	22,460	761,394
salesforce.com, Inc.*,1	6,543	760,951
Lam Research Corp.[1]	3,706	752,911
Applied Materials, Inc.[1]	13,532	752,514
Autodesk, Inc.*,1	5,982	751,220
KLA-Tencor Corp.[1]	6,881	750,098
Cerner Corp.*,1	12,844	744,952
HP, Inc.[1]	33,821	741,356
Skyworks Solutions, Inc.[1]	7,341	736,009
QUALCOMM, Inc.[1]	13,227	732,908
Oracle Corp.[1]	15,739	720,059
Activision Blizzard, Inc.[1]	10,658	718,989
Advanced Micro Devices, Inc.*	71,257	716,133
Take-Two Interactive Software, Inc.*	7,149	699,029
Qorvo, Inc.*,1	9,750	686,887
Total Technology		37,141,847
Energy - 6.3%
Apache Corp.[1]	23,604	908,282
ConocoPhillips[1]	15,142	897,769
Marathon Oil Corp.[1]	54,777	883,553
Newfield Exploration Co.*,1	35,674	871,159
Hess Corp.[1]	17,204	870,866
Marathon Petroleum Corp.[1]	11,872	867,962
Anadarko Petroleum Corp.[1]	14,366	867,850
EOG Resources, Inc.[1]	8,110	853,740
Occidental Petroleum Corp.[1]	13,094	850,586
Cimarex Energy Co.[1]	8,975	839,163
Pioneer Natural Resources Co.[1]	4,860	834,851
Exxon Mobil Corp.[1]	11,182	834,289
Phillips 66[1]	8,692	833,737
Halliburton Co.[1]	17,742	832,809
Helmerich & Payne, Inc.[1]	12,463	829,537
ONEOK, Inc.[1]	14,547	828,015
Andeavor[1]	8,161	820,670
Valero Energy Corp.[1]	8,839	819,994
Concho Resources, Inc.*,1	5,439	817,645
National Oilwell Varco, Inc.[1]	22,102	813,575
Noble Energy, Inc.[1]	26,824	812,767
Chevron Corp.[1]	7,112	811,053
Devon Energy Corp.[1]	25,480	810,009
TechnipFMC plc[1]	27,086	797,683
Schlumberger Ltd.[1]	12,121	785,198
Cabot Oil & Gas Corp. — Class A1	32,668	783,379
Range Resources Corp.[1]	52,967	770,140
Kinder Morgan, Inc.[1]	51,053	768,858
Baker Hughes, a GE Co.[1]	27,569	765,591
Equities Corp.[1]	15,898	755,314
Williams Companies, Inc.[1]	29,775	740,207
Total Energy		25,576,251
Utilities - 5.9%
Edison International[1]	14,040	893,786
Public Service Enterprise Group, Inc.[1]	17,719	890,203

Guggenheim Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 98.2% (continued)
Utilities - 5.9% (continued)
CMS Energy Corp.[1]	19,452	$880,981
Alliant Energy Corp.[1]	21,537	880,002
NextEra Energy, Inc.[1]	5,385	879,532
Xcel Energy, Inc.[1]	19,263	876,081
Ameren Corp.[1]	15,441	874,424
AES Corp.[1]	76,839	873,660
PG&E Corp.[1]	19,836	871,396
American Electric Power Company, Inc.[1]	12,699	871,024
Pinnacle West Capital Corp.[1]	10,915	871,017
FirstEnergy Corp.[1]	25,534	868,411
NiSource, Inc.[1]	36,311	868,196
Exelon Corp.[1]	22,232	867,270
DTE Energy Co.[1]	8,293	865,789
Consolidated Edison, Inc.[1]	11,080	863,575
WEC Energy Group, Inc.[1]	13,769	863,316
Eversource Energy[1]	14,565	858,170
PPL Corp.[1]	30,272	856,395
NRG Energy, Inc.[1]	28,023	855,542
Entergy Corp.[1]	10,858	855,393
Southern Co.[1]	19,051	850,818
Sempra Energy[1]	7,643	850,055
Duke Energy Corp.[1]	10,951	848,374
CenterPoint Energy, Inc.[1]	30,730	842,002
American Water Works Company, Inc.[1]	10,247	841,586
SCANA Corp.[1]	21,306	800,040
Dominion Energy, Inc.[1]	11,441	771,467
Total Utilities		24,088,505
Communications - 5.6%
Time Warner, Inc.[1]	8,752	827,764
Omnicom Group, Inc.[1]	11,308	821,753
CBS Corp. — Class B1	15,977	821,058
VeriSign, Inc.*,1	6,921	820,554
Expedia Group, Inc.[1]	7,429	820,236
F5 Networks, Inc.*,1	5,653	817,480
Verizon Communications, Inc.[1]	17,010	813,418
Motorola Solutions, Inc.[1]	7,642	804,703
Interpublic Group of Companies, Inc.[1]	34,839	802,342
AT&T, Inc.[1]	22,502	802,196
Walt Disney Co.[1]	7,960	799,503
Booking Holdings, Inc.*,1	384	798,870
TripAdvisor, Inc.*,1	19,375	792,244
Viacom, Inc. — Class B1	25,480	791,409
Cisco Systems, Inc.[1]	18,375	788,104
DISH Network Corp. — Class A*,1	20,454	775,002
Symantec Corp.[1]	29,935	773,820
Juniper Networks, Inc.[1]	31,544	767,465
Comcast Corp. — Class A1	22,453	767,219
eBay, Inc.*,1	19,030	765,767
Amazon.com, Inc.*,1	528	764,195
CenturyLink, Inc.[1]	46,471	763,519
Charter Communications, Inc. — Class A*,1	2,398	746,306
Netflix, Inc.*,1	2,515	742,805
Facebook, Inc. — Class A*,1	4,501	719,215
News Corp. — Class A1	38,223	603,923
Twenty-First Century Fox, Inc. — Class A1	15,661	574,602
Discovery, Inc. — Class C*,1	24,000	468,480

	Shares	Value
COMMON STOCKS† - 98.2% (continued)
Communications - 5.6% (continued)
Alphabet, Inc. — Class C*,1	361	$372,476
Alphabet, Inc. — Class A*,1	357	370,259
Discovery, Inc. — Class A*,1	12,151	260,396
Twenty-First Century Fox, Inc. — Class B1	6,525	237,314
News Corp. — Class B1	12,153	195,663
Total Communications		22,790,060
Basic Materials - 3.2%
Newmont Mining Corp.[1]	22,108	863,760
International Flavors & Fragrances, Inc.[1]	5,912	809,412
International Paper Co.[1]	15,092	806,366
Eastman Chemical Co.[1]	7,628	805,364
Freeport-McMoRan, Inc.[1]	45,236	794,796
PPG Industries, Inc.[1]	7,086	790,798
Monsanto Co.[1]	6,750	787,658
LyondellBasell Industries N.V. — Class A1	7,425	784,674
Sherwin-Williams Co.[1]	1,979	776,005
Air Products & Chemicals, Inc.[1]	4,873	774,953
FMC Corp.[1]	9,978	764,015
Albemarle Corp.[1]	8,193	759,819
Nucor Corp.[1]	12,413	758,310
CF Industries Holdings, Inc.[1]	20,089	757,958
Praxair, Inc.[1]	5,207	751,370
DowDuPont, Inc.[1]	11,542	735,341
Mosaic Co.[1]	29,511	716,527
Total Basic Materials		13,237,126
Total Common Stocks
(Cost $380,008,367)		400,493,852
EXCHANGE-TRADED FUNDS† - 45.2%
PowerShares QQQ Trust Series 1[1,3]	385,691	61,760,700
SPDR S&P 500 ETF Trust[1,3]	233,530	61,453,420
iShares Russell 2000 Index ETF[1,3]	403,993	61,338,257
Total Exchange-Traded Funds
(Cost $159,196,009)		184,552,377
MONEY MARKET FUND† - 1.7%
Dreyfus Treasury Prime Cash Management Institutional Class 1.46%[2]	7,106,672	7,106,672
Total Money Market Fund
(Cost $7,106,672)		7,106,672
Total Investments - 145.1%
(Cost $546,311,048)		$592,152,901

	Contracts	Value
OPTIONS WRITTEN† - (2.4)%
Call options on:
BNP Paribas Russell 2000 Index Expiring April 2018 with strike price of $1,515.00 (Notional Value $122,812,988)*	803	$(2,718,155)
BNP Paribas S&P 500 Index Expiring April 2018 with strike price of $2,610.00 (Notional Value $123,064,542)*	466	(2,905,510)
BNP Paribas NASDAQ-100 Index Expiring April 2018 with strike price of $6,470.00 (Notional Value $123,725,169)*	188	(4,115,320)
Total Call Options Written
(Premiums received $9,316,124)		$(9,738,985)
Other Assets & Liabilities, net - (42.7)%		(174,253,416)
Total Net Assets - 100.0%		$408,160,500

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
1	All or a portion of these securities have been physically segregated in connection with borrowings. As of March 29, 2018, the total market value of segregated securities was $335,430,315.
2	Rate indicated is the 7 day yield as of March 29, 2018.
3	Security represents cover for outstanding options written.

plc — Public Limited Company
REIT — Real Estate Investment Trust
See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 29, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$400,493,852	$—	$—	$400,493,852
Exchange-Traded Funds	184,552,377	—	—	184,552,377
Money Market Fund	7,106,672	—	—	7,106,672
Total Assets	$592,152,901	$—	$—	$592,152,901

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Options Written	$9,738,985	$—	$—	$9,738,985
Total Liabilities	$9,738,985	$—	$—	$9,738,985

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization
Guggenheim Enhanced Equity Income Fund (the “Fund” or “GPM”) was organized as a Massachusetts business trust on December 3, 2004, and as of March 20, 2017, it redomiciled to a Delaware statutory trust. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s primary investment objective is to seek to provide a high level of current income and current gains, with a secondary objective of long-term capital appreciation. The Fund seeks to achieve its investment objective by obtaining broadly diversified exposure to the equity markets and utilizing a covered call strategy which will follow a proprietary dynamic rules-based methodology. The Fund seeks to earn income and gains both from dividends paid by the securities owned by the Fund and cash premiums received from selling options.

Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Advisor”) provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Fund. GFIA and GFD are affiliated entities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

Significant Accounting Policies
March 29, 2018 represents the last day during the Fund’s quarterly period on which the New York Stock Exchange (“NYSE”) was open for trading. The Fund’s Schedule of Investments has been presented through that date to maintain consistency with the Fund’s net asset value (“NAV”) calculations used for shareholder transactions.

The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of the Fund is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, by the number of outstanding shares of the Fund.

(a) Valuation of Investments
The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities and/or other assets.

Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may note necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) and closed-end investment companies (“CEFs”) are valued at the last quoted sales price.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost provided such amount approximates market value.

Exchange-traded options are valued at the mean between the bid and ask prices on the principal exchange on which they are traded.

Listed options are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter (“OTC”) options are valued using the average bid price (for long options) or average ask price (for short options) obtained from one or more security dealers.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GFIA, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

Note 2 – Derivatives
As part of its investment strategy, the Fund utilizes derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Fund utilized derivatives for the following purposes:

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Speculation: the use of an instrument to seek to obtain increased investment returns.

Options Purchased and Written
The Fund employs an option strategy in an attempt to generate income and gains from option premiums received from selling options. The Fund intends to pursue its options strategy utilizing a proprietary dynamic rules-based methodology. The Fund may purchase or sell (write) options on securities and securities indices which are listed on a national securities exchange or in the OTC market as a means of achieving additional return or of hedging the value of the Fund’s portfolio.

An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has an obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price (in the case of a call) or to pay the exercise price upon delivery of the underlying security (in the case of a put).

There are several risks associated with transactions in options on securities. As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call but has retained the risk of loss should the price of the underlying security decline. A writer of a put option is exposed to the risk of loss if fair value of the underlying security increases in value. The writer of an option has no control over the time when it may be required to fill its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

In conjunction with the use of derivative instruments, the Fund is required to maintain collateral in various forms. The Fund uses, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank.

The Fund has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Fund monitors the counterparty credit risk.

Note 3 – Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Federal Income Tax Information
The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At March 29, 2018, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
Guggenheim Enhanced Equity Income Fund	$538,249,370	$68,818,838	$(24,654,292)	$44,164,546

OTHER INFORMATION (Unaudited)

Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2.    Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation,  that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Enhanced Equity Income Fund

By:        /s/ Brian E. Binder
Name:   Brian E. Binder
Title:     President and Chief Executive Officer

Date:     May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:        /s/ Brian E. Binder
Name:   Brian E. Binder
Title:     President and Chief Executive Officer

Date:     May 29, 2018

By:         /s/ John L. Sullivan
Name:    John L. Sullivan
Title:      Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:     May 29, 2018